STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Automobiles & Components - .8%
Stoneridge, Inc.	156,561	[a]	2,561,338
Banks - 6.4%
BankUnited, Inc.	159,784		3,023,113
First Bancorp/Puerto Rico	536,692		5,989,483
First Interstate BancSystem, Inc., Cl. A	108,155		2,384,818
First Merchants Corp.	94,006		2,486,459
Synovus Financial Corp.	129,280		3,502,195
Texas Capital Bancshares, Inc.	67,846	[a]	3,209,116
			20,595,184
Capital Goods - 8.1%
EnerSys	51,044		4,965,050
Flowserve Corp.	104,362		3,396,983
Fluor Corp.	314,234	[a]	8,346,055
Matrix Service Co.	364,951	[a]	1,974,385
SiteOne Landscape Supply, Inc.	13,404	[a]	1,848,278
Spirit AeroSystems Holdings, Inc., Cl. A	159,479	[b]	4,240,547
Titan Machinery, Inc.	42,482	[a]	1,072,670
			25,843,968
Commercial & Professional Services - 1.5%
The Brink's Company	74,149		4,933,133
Consumer Discretionary Distribution & Retail - 2.8%
Citi Trends, Inc.	94,869	[a]	1,386,985
Designer Brands, Inc., Cl. A	241,553	[b]	1,514,537
Ollie's Bargain Outlet Holdings, Inc.	111,508	[a]	6,146,321
			9,047,843
Consumer Durables & Apparel - 1.8%
GoPro, Inc., Cl. A	636,632	[a]	2,673,854
Topgolf Callaway Brands Corp.	189,974	[a]	3,242,856
			5,916,710
Consumer Services - 6.3%
Bloomin' Brands, Inc.	199,999		4,777,976
Bright Horizons Family Solutions, Inc.	35,536	[a]	3,041,882
Genius Sports Ltd.	1,100,922	[a]	6,297,274
Papa John's International, Inc.	37,674	[b]	2,641,324
Six Flags Entertainment Corp.	133,433	[a]	3,409,213
			20,167,669
Consumer Staples Distribution - 1.7%
The Chefs' Warehouse, Inc.	169,822	[a]	5,283,162

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Energy - 8.1%
CNX Resources Corp.	339,987	[a,b]	5,252,799
Dril-Quip, Inc.	148,651	[a]	3,322,350
Expro Group Holdings NV	111,361	[a]	1,847,479
Frontline PLC	149,274		2,109,242
PBF Energy, Inc., Cl. A	134,933		4,966,884
Transocean Ltd.	519,723	[a]	2,972,816
Viper Energy Partners LP	208,325		5,370,618
			25,842,188
Equity Real Estate Investment - 3.0%
EPR Properties	82,300	[c]	3,432,733
Equity Commonwealth	157,563	[c]	3,222,163
Pebblebrook Hotel Trust	211,029	[b,c]	2,861,553
			9,516,449
Financial Services - 4.5%
Essent Group Ltd.	134,297		5,931,898
PJT Partners, Inc., Cl. A	85,718		5,777,393
PRA Group, Inc.	145,194	[a]	2,715,128
			14,424,419
Health Care Equipment & Services - 12.8%
Acadia Healthcare Co., Inc.	56,223	[a]	3,971,030
CONMED Corp.	27,301	[b]	3,311,611
Globus Medical, Inc., Cl. A	60,297	[a]	3,263,877
ModivCare, Inc.	41,332	[a]	1,857,047
Omnicell, Inc.	70,414	[a]	5,169,796
Privia Health Group, Inc.	262,424	[a]	6,547,479
R1 RCM, Inc.	420,251	[a]	6,829,079
Select Medical Holdings Corp.	197,479		5,405,000
TransMedics Group, Inc.	64,528	[a]	4,688,604
			41,043,523
Household & Personal Products - 2.2%
Spectrum Brands Holdings, Inc.	95,997		6,931,943
Insurance - 2.1%
BRP Group, Inc., Cl. A	158,526	[a]	3,180,032
The Hanover Insurance Group, Inc.	33,053		3,684,087
			6,864,119
Materials - 4.5%
Alamos Gold, Inc., Cl. A	867,962		10,710,651
Largo, Inc.	329,627	[a]	1,245,990
Tronox Holdings PLC	235,792		2,508,827
			14,465,468
Media & Entertainment - 3.1%
Eventbrite, Inc., Cl. A	457,984	[a]	3,324,964
Magnite, Inc.	555,933	[a]	6,604,484
			9,929,448

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Alkermes PLC	313,719	[a]	9,075,891
Denali Therapeutics, Inc.	166,582	[a]	5,034,108
Insmed, Inc.	164,053	[a]	3,121,929
Pacific Biosciences of California, Inc.	166,661	[a]	2,063,263
			19,295,191
Real Estate Management & Development - 1.1%
Colliers International Group, Inc.	37,697		3,505,821
Semiconductors & Semiconductor Equipment - 1.7%
MaxLinear, Inc.	110,525	[a]	3,228,435
Synaptics, Inc.	26,914	[a]	2,315,681
			5,544,116
Software & Services - 5.6%
DoubleVerify Holdings, Inc.	177,186	[a]	6,178,476
Edgio, Inc.	1,577,138	[a]	812,542
JFrog Ltd.	258,444	[a]	6,295,696
Zuora, Inc., Cl. A	440,725	[a]	4,755,423
			18,042,137
Technology Hardware & Equipment - 3.6%
ADTRAN Holdings, Inc.	324,209		2,888,702
Itron, Inc.	100,475	[a]	6,805,172
Knowles Corp.	98,715	[a]	1,774,896
Ondas Holdings, Inc.	109,208	[a,b]	94,716
			11,563,486
Transportation - 1.8%
SkyWest, Inc.	191,433	[a]	5,725,761
Utilities - 5.4%
Atlantica Sustainable Infrastructure PLC	71,927		1,738,476
Clearway Energy, Inc., Cl. C	254,869		7,322,386
NextEra Energy Partners LP	138,232		8,282,861
			17,343,723
Total Common Stocks (cost $313,227,997)			304,386,799

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $3,256,162)	18,478	[b]	3,210,922

Private Equity - .5%
Real Estate - .2%
Roofstock	41,269	[a,d]	786,587
Software & Services - .3%
Locus Robotics	14,518	[a,d]	788,037
Total Private Equity (cost $1,841,069)			1,574,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,943,666)	5.19	11,943,666	[e]	11,943,666

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,313,329)	5.19	3,313,329	[e]	3,313,329
Total Investments (cost $333,582,223)		101.1%		324,429,340
Liabilities, Less Cash and Receivables		(1.1%)		(3,569,065)
Net Assets		100.0%		320,860,275

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $10,850,506 and the value of the collateral was $11,168,692, consisting of cash collateral of $3,313,329 and U.S. Government & Agency securities valued at $7,855,363. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2023. These securities were valued at $1,574,624 or .5% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	304,386,799	-	-	304,386,799
Equity Securities - Private Equity	-	-	1,574,624	1,574,624
Exchange-Traded Funds	3,210,922	-	-	3,210,922
Investment Companies	15,256,995	-	-	15,256,995

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized depreciation on investments was $9,152,883, consisting of $47,534,250 gross unrealized appreciation and $56,687,133 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.